Fair Value Measurements - Schedule of Fair Value Hierarchy of Financial Instruments (Parenthetical) (Details) - $ / shares	Mar. 31, 2023	Dec. 31, 2022
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Exercise Price of Warrants	$ 138.00
Class of Warrant or Right, Outstanding	53,900,725	53,900,725